Financial investments and non-current prepayments (Tables)	12 Months Ended
Dec. 31, 2018
Categories of non-current financial assets [abstract]
Disclosure Of Noncurrent Financial Assets Explanatory [Table Text Block]
Non-current financial investments
	At 31 December
(in USD million)	2018	2017

Bonds	1,261	1,611
Listed equity securities	530	619
Non-listed equity securities	664	611

Financial investments	2,455	2,841

Disclsoure Of Prepayments And Financial Receivables Explanatory [Table Text Block]

Non-current prepayments and financial receivables
	At 31 December
(in USD million)	2018	2017

Financial receivables interest bearing	345	716
Prepayments and other non-interest bearing receivables	688	196

Prepayments and financial receivables	1,033	912

Disclosure of other current assets [text block]
Current financial investments
	At 31 December
(in USD million)	2018	2017

Time deposits	4,129	4,111
Interest bearing securities	2,912	4,337

Financial investments	7,041	8,448